Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired drilling contracts	Over remaining contract term
Fair value of below market acquired drilling contracts	Over remaining contract term